Financial Instruments - Summary of Reconciliation In Fair Value Measurement Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	¥ 384,814
Balance at the end of the year	393,341	¥ 384,814
Level 3 [Member] | Private Companies included in Other Category [member]
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	1,358	1,301
Gain recognized as changes in fair value of financial instruments measured at FVOCI	(72)	68
Purchases	210
Other	3	(11)
Balance at the end of the year	¥ 1,499	¥ 1,358